Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2010 Fund	May 30, 2024
Fidelity Advisor Freedom Blend 2010 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	9.81%
Past 5 years	4.85%
Since Inception	3.64%	[1]
Fidelity Advisor Freedom Blend 2010 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	7.52%
Past 5 years	3.69%
Since Inception	2.49%	[2]
Fidelity Advisor Freedom Blend 2010 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	5.29%
Past 5 years	3.49%
Since Inception	2.32%	[3]
Fidelity Advisor Freedom Blend 2010 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	3.17%
Past 5 years	3.26%
Since Inception	2.13%	[4]
Fidelity Advisor Freedom Blend 2010 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.30%
Past 5 years	2.07%
Since Inception	0.92%	[4]
Fidelity Advisor Freedom Blend 2010 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.98%
Past 5 years	2.20%
Since Inception	1.31%	[4]
Fidelity Advisor Freedom Blend 2010 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	9.71%
Past 5 years	4.74%
Since Inception	3.53%	[5]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0201
Average Annual Return:
Past 1 year	9.96%
Past 5 years	5.02%
Since Inception	3.80%

[1]	E From August 31, 2018 .
[2]	C From August 31, 2018 .
[3]	B From August 31, 2018 .
[4]	A From August 31, 2018 .
[5]	D From August 31, 2018 .